Revenue - Summary of revenue of geographical areas (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of detailed information about revenue by geographic area
Revenue	€ 170,976	€ 214,537
EMEA
Disclosure of detailed information about revenue by geographic area
Revenue	75,704	103,905
North America
Disclosure of detailed information about revenue by geographic area
Revenue	64,324	72,487
Greater China
Disclosure of detailed information about revenue by geographic area
Revenue	19,761	26,063
Other Asia
Disclosure of detailed information about revenue by geographic area
Revenue	€ 11,187	€ 12,082